Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Financial And Capital Markets [Line Items]
Percentage Of Increase Decrease In Foreign Currency	0.00%	70.00%